Retirement-Related Benefits - ABO in Excess of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 30,059	$ 31,416
Plans with PBO in excess of plan assets, Plan Assets	16,783	18,711
Plans with ABO in excess of plan assets, Benefit Obligation	29,312	27,751
Plans with ABO in excess of plan assets, Plan Assets	16,522	15,607
Plans with assets in excess of PBO, Benefit Obligation	63,524	70,139
Plans with assets in excess of PBO, Plan Assets	$ 68,190	$ 74,782